Income Tax (Details) - Schedule of Reconciliation between Income Tax Expense (Benefit) and Accounting Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between Income Tax Expense Benefit and Accounting Loss [Abstract]
Tax calculated based on gain (loss) before tax and statutory tax rate (Note)	[1]	$ 4,286,824	$ (2,267,658)	$ (1,398,565)
Prior year income tax overestimation			(1,829)
Effects from items disallowed by tax regulation		913,745	85,387	108,574
Utilization of previously unrecognized tax losses		(3,017,084)
Temporary differences not recognized		1,308,011
Taxable loss not recognized as deferred tax assets		24,494	2,614,468	1,051,546
Income tax expense (benefit)		$ 3,515,990	$ 430,368	$ (238,445)

[1]	The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate.